Digital Assets	6 Months Ended
Jun. 30, 2025
Digital Assets [Abstract]
Digital Assets

Note 6 — Digital Assets

Digital assets consisted of the following:

	June 30, 2025	December 31, 2024
HYPE	$3,143,180	$-
SOL	1,025,850	-
SUI	988,615	-
	$5,157,645	$-

For the six months ended June 30, 2025, the Group purchased 79,777 tokens of HYPE, 6,629 tokens of SOL and 356,129 tokens of SUI at cost of $3,000,000, $1,000,000 and $1,000,000, respectively, from open market. The Group deposited all these digital assets with the custodian in the blocked custodial control account and staked in accordance with the Security and Pledge Agreement (the “S&PA”) entered into between the Company and the investor of June 2025 Convertible Debenture (see Note 9). The digital assets purchased out of the proceeds from the debentures served as the security interests to the convertible debentures, and can be transferred out of custodial control account and/or exchanged into cash when the Obligations (as defined in the S&PA) are paid in full, including that no principal amount in respect of any debenture issued pursuant to the June 2025 SPA (see Note 9) remains outstanding. Therefore the Company classified digital assets as non-current assets on the unaudited condensed consolidated balance sheets. For the six months ended June 30, 2025, the Group did not sell digital assets or realize gains or losses from trading digital assets.

For the six months ended June 30, 2025, the Company recognized an increase in fair value of digital assets of $157,645 in the “changes in fair value of digital asses” on the unaudited condensed consolidated statements of operations and comprehensive loss.

Additional information about digital assets

The following table presents additional information about HYPE for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Purchases of HYPE	3,000,000
Changes in fair value of HYPE	143,180
$3,143,180

The following table presents additional information about SOL for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Purchases of SOL	1,000,000
Changes in fair value of SOL	25,850
$1,025,850

The following table presents additional information about SUI for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Purchases of SUI	1,000,000
Changes in fair value of SUI	(11,385)
$988,615